Offerings	Sep. 04, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Limited Liability Company Interests
Fee Rate	0.01381%
Offering Note	An indeterminate number of common shares of Limited Liability Company Interests and subscription rights to purchase common shares of Limited Liability Company Interests are being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to purchase Common Shares of Limited Liability Company Interests
Fee Rate	0.01381%
Offering Note	See Note 1. No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares of Limited Liability Company Interests, including any shares issued pursuant to an over-subscription privilege or a secondary over subscription privilege, will be shares registered under this Registration Statement.